Elevation Series Trust

1700 Broadway, Suite 1850

Denver, CO 80290

June 13, 2025

VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management

100 F Street, N.E.
Washington, DC 20549

Re:	Elevation Series Trust (the “Trust”)
(File Nos. 333-265972 and 811-23812)

Ladies and Gentlemen:

In accordance with Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the Trust hereby certifies the following:

1.	that the form of prospectus and statement of additional information for each series of the Trust as identified in Exhibit A below, that would have been filed under paragraph (c) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Post- Effective Amendment No. 53 to the Form N-1A Registration Statement filed by the Trust on June 10, 2025, which is the most recent amendment to such registration statement and became effective June 11, 2025; and

2.	that the text of Post-Effective Amendment No. 53 was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR system on June 10, 2025.

Very Truly Yours,

/s/ Nicholas Adams
Nicholas Adams

Secretary

Exhibit A

Opal Dividend Income ETF

TrueShares Technology, AI, & Deep Learning ETF

TrueShares Active Yield ETF

TrueShares Eagle Global Renewable Energy Income ETF

RiverNorth Patriot ETF

RiverNorth Enhanced Pre-Merger SPAC ETF